Structured Entities - Summary of Other Unconsolidated Bank-Sponsored Entities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Disclosure of unconsolidated structured entities [line items]
Revenue	$ 31,034	$ 28,775	$ 27,155
Investment funds [member]
Disclosure of unconsolidated structured entities [line items]
Revenue	2,189	2,118
Scotia managed companies [member]
Disclosure of unconsolidated structured entities [line items]
Revenue	1	3
Unconsolidated bank sponsored entities [member]
Disclosure of unconsolidated structured entities [line items]
Revenue	$ 2,190	$ 2,121